Other income and expenses	12 Months Ended
Dec. 31, 2022
Other income and expenses
Other income and expenses

8 Other income and expenses

8.1Other operating income

in EUR k	2022	2021	2020
		(Restated)	(Restated)
Government grants	1,958	2,263	2,152
Gain on disposal of property, plant and equipment	53	18	2
VAT refund from tax authorities	970	—	—
Others	793	613	238
Total other operating income	3,774	2,894	2,392

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants. VAT refund from tax authorities consist of the amounts received for 2020, 2021 and 2022 financial years as a result of a change made to the VAT tax declarations of Centogene GmbH in agreement with the tax administration in Germany. Refer to Note 27 for further details.

8.2Other operating expenses

in EUR k	2022	2021	2020

Currency losses	741	86	10
Other	—	—	172
Total other operating expenses	741	86	182

8.3Financial costs, net

in EUR k	2022	2021	2020
Interest expenses from loans	(2,934)	(218)	(154)
Changes in FV of warrants	2,574	—	—
Changes in FV of floor	(376)	—	—
Changes in FV of prepayment option	510	—	—
Currency losses	(963)	—	(362)
Unwinding of the discount on lease liabilities	(637)	(584)	(865)
Interest income from loans and receivables	3	3	6
Total	(1,823)	(799)	(1,375)

On January 31, 2022, the Company entered into the Loan Agreement with Oxford Finance LLC and the interest expenses recognized for it during 2022 were EUR 2,806k (2021: EUR nil; 2020: EUR nil). Related to the Oxford Loan, the Company also recognized EUR 963k (2021: EUR nil; 2020: EUR nil) of currency losses for the effects of the foreign exchange, EUR 510k (2021: EUR nil; 2020: EUR nil) as positive impact of the changes in the fair value of the prepayment option, and EUR 376k (2021: EUR nil; 2020: EUR nil) as negative impact of the changes in the fair value of the floor. Finally, “Changes in fair value of warrants” includes the effects of the change in the fair value of the warrants related to the securities purchase agreement and a warrant agreement signed on January 31, 2022 (see Note 22).

8.4Employee benefits expense

in EUR k	2022*	2021*	2020*
Wages and salaries	29,690	32,655	28,008
Social security contributions	4,415	4,588	3,714
Share‑based payments	(1,461)	5,471	3,486
Termination benefits	319	1,158	569
Total	32,963	43,872	35,777

*The comparative numbers have been re-presented as a result of discontinued operations. Refer to Note 9 – Discontinued Operations.

Social security contributions include contributions to state pension scheme of EUR 1,790k (2021: EUR 2,706k; 2020: EUR 1,851k) as defined contribution plan expenses. Additionally, the Company recognized compensation expense of EUR 1,631k (2021: EUR 3,252k; 2020: EUR 2,775k) for remuneration of supervisory board members, including share-based payments. Due to the departure of the former CEO Andrin Oswald, the former CFO René Just and former CIO Volkmar Weckesser in 2022, the share-based payment expenses include reversals of in previous periods recognized expenses based on cancelations and forfeiture of EUR 3,104k. (See “Note 21 Share-based Payments” of our consolidated financial statements as of and for the year ended December 31, 2022.)